Restricted cash and escrow receivables (Tables)	12 Months Ended
Mar. 31, 2020
Schedule of restricted cash and escrow receivables

	As of March 31,
	2019	2020

	(in millions of RMB)
Consumer protection fund deposits from merchants on China retail marketplaces (i)	—	12,195
Money received or receivable on payment services offered by AliExpress and others (ii)	8,518	3,284
	8,518	15,479

(i)	The amount represents consumer protection fund deposits received from merchants on the Company’s China retail marketplaces, which are restricted for the purpose of compensating consumers for claims against merchants. A corresponding liability is recorded in other deposits and advances received under accrued expenses, accounts payable and other liabilities (Note 19) on the consolidated balance sheets.
(ii)	The amount mainly represents customer funds held by external payment networks outside the PRC relating to AliExpress with a corresponding liability recorded under escrow money payable.